Income Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	1,215	1,767
Changes recognized in profit or loss	552	24
Intangible assets
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	12
Deferred tax liabilities	3,731	4,901
Changes recognized in profit or loss	1,158	529
Right-of-use-assets
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	7,004	2,236
Changes recognized in profit or loss	(4,768)	(2,238)
Property, plant, and equipment
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	808	333
Deferred tax liabilities	0	0
Changes recognized in profit or loss	475	232
Other non-financial assets
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	0	48
Changes recognized in profit or loss	48	(48)
Other Financial and Non Financial Assets
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	85	0
Deferred tax liabilities	0	0
Changes recognized in profit or loss	85	0
Inventories
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	2
Deferred tax liabilities	381	121
Changes recognized in profit or loss	(261)	(198)
Provisions
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	435	56
Deferred tax liabilities	1	1
Changes recognized in profit or loss	379	(32)
Lease liabilities
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	6,607	2,221
Deferred tax liabilities	0	0
Changes recognized in profit or loss	4,385	2,221
Contract Liabilities
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	1,287	0
Deferred tax liabilities	0	0
Changes recognized in profit or loss	1,287	0
Other financial and non-financial liabilities
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	20	0
Deferred tax liabilities	1,451	273
Changes recognized in profit or loss	(1,158)	(251)
Tax loss carryforwards and tax credits
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	2,109	3,187
Deferred tax liabilities	0	0
Changes recognized in profit or loss	(1,078)	(193)
Offsetting
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	(11,351)	(5,812)
Deferred tax liabilities	(11,351)	(5,812)
Changes recognized in profit or loss	€ 0	€ 0